Cover Page	Apr. 21, 2020
Cover page.
Document Type	8-K
Document Period End Date	Apr. 21, 2020
Entity Registrant Name	BUNGE LIMITED
Entity Central Index Key	0001144519
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-16625
Entity Tax Identification Number	98-0231912
Entity Address, Address Line One	1391 Timberlake Manor Parkway
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
City Area Code	(314)
Local Phone Number	292-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	BG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false